Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc.* 16,194 $ 707,516
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.* 14,967 469,066
Auto Components - 0.7%
LCI Industries 2,521 340,562
Patrick Industries, Inc. 2,282 138,563
XPEL, Inc.* 2,739 167,873
646,998
Automobiles - 0.2%
Winnebago Industries, Inc. 3,251 196,263
Banks - 3.0%
Ameris Bancorp 5,405 255,602
Bancorp, Inc. (The)* 4,386 107,896
Bank First Corp. 586 45,075
Business First Bancshares, Inc. 1,750 41,090
Capstar Financial Holdings, Inc. 1,711 35,948
Coastal Financial Corp.* 1,002 41,313
ConnectOne Bancorp, Inc. 3,065 81,039
Customers Bancorp, Inc.* 2,557 97,652
FB Financial Corp. 3,662 156,917
First Foundation, Inc. 4,382 91,233
Five Star Bancorp
#
1,337 35,257
Guaranty Bancshares, Inc. 936 34,978
Live Oak Bancshares, Inc. 3,396 127,825
Metropolitan Bank Holding Corp.* 847 58,765
Origin Bancorp, Inc. 1,843 79,378
Pacific Premier Bancorp, Inc. 7,361 247,624
Pathward Financial, Inc. 2,276 76,747
Premier Financial Corp. 2,756 78,491
Sandy Spring Bancorp, Inc. 3,508 144,880
ServisFirst Bancshares, Inc. 4,223 360,855
Silvergate Capital Corp. - Class A* 2,453 228,840
Triumph Bancorp, Inc.* 1,951 141,740
2,569,145
Beverages - 0.5%
Coca-Cola Consolidated, Inc. 308 158,004
MGP Ingredients, Inc. 810 85,196
National Beverage Corp. 3,439 186,325
429,525
Biotechnology - 2.9%
Emergent BioSolutions, Inc.* 37,434 1,296,714
iTeos Therapeutics, Inc.* 26,478 647,652
Organogenesis Holdings, Inc.* 96,165 551,987
2,496,353
Building Products - 1.0%
CSW Industrials, Inc. 3,154 376,809
Hayward Holdings, Inc.* 45,581 531,930
908,739
Capital Markets - 2.4%
Artisan Partners Asset Management, Inc. - Class A 5,226 207,786
B Riley Financial, Inc. 2,166 111,636
Cohen & Steers, Inc. 3,775 278,180
Cowen, Inc. - Class A 2,131 74,734

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Capital Markets - (continued)
Evercore, Inc. - Class A 3,148 $ 314,705
Hamilton Lane, Inc. - Class A 2,885 218,019
Moelis & Co. - Class A 5,027 234,158
Open Lending Corp. - Class A* 9,788 101,404
Piper Sandler Cos. 1,381 174,282
PJT Partners, Inc. - Class A 1,910 136,527
StepStone Group, Inc. - Class A 4,714 125,581
Victory Capital Holdings, Inc. - Class A 5,320 147,204
2,124,216
Chemicals - 2.5%
Origin Materials, Inc.
#
,* 45,276 266,223
Westlake Corp. 19,245 1,873,308
2,139,531
Commercial Services & Supplies - 0.3%
Aris Water Solution, Inc. - Class A 4,426 93,698
Heritage-Crystal Clean, Inc.* 4,887 164,008
257,706
Communications Equipment - 4.2%
Clearfield, Inc.* 7,398 729,073
Ubiquiti, Inc. 9,720 2,931,843
3,660,916
Construction & Engineering - 2.5%
Ameresco, Inc. - Class A* 6,803 389,267
Comfort Systems USA, Inc. 7,241 765,084
IES Holdings, Inc.* 4,183 138,039
MYR Group, Inc.* 3,422 325,877
NV5 Global, Inc.* 3,118 422,801
Sterling Infrastructure, Inc.* 6,090 156,574
2,197,642
Diversified Financial Services - 0.2%
Jackson Financial, Inc. - Class A 6,692 184,097
Electrical Equipment - 2.4%
Atkore, Inc.* 9,027 896,110
Encore Wire Corp. 3,970 549,726
Fluence Energy, Inc.
#
,* 11,103 152,555
Vicor Corp.* 6,481 472,854
2,071,245
Electronic Equipment, Instruments & Components - 2.9%
Insight Enterprises, Inc.* 18,844 1,760,218
Kimball Electronics, Inc.* 13,351 293,722
Napco Security Technologies, Inc.* 19,735 506,400
2,560,340
Entertainment - 0.9%
Sciplay Corp. - Class A* 5,717 77,980
World Wrestling Entertainment, Inc. - Class A 10,025 694,833
772,813
Equity Real Estate Investment Trusts (REITs) - 1.1%
Essential Properties Realty Trust, Inc. 18,810 453,697
PotlatchDeltic Corp. 9,826 481,769
935,466
Food & Staples Retailing - 0.6%
Albertsons Cos., Inc. - Class A 18,788 504,458

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Ingles Markets, Inc. - Class A 530 $ 50,594
555,052
Health Care Equipment & Supplies - 2.7%
Cue Health, Inc.
#
,* 109,245 369,248
LeMaitre Vascular, Inc. 16,355 823,474
Meridian Bioscience, Inc.* 32,464 1,027,810
Semler Scientific, Inc.* 5,050 156,702
2,377,234
Health Care Providers & Services - 10.3%
AdaptHealth Corp.* 100,052 2,212,150
Addus HomeCare Corp.* 11,973 1,111,214
Cross Country Healthcare, Inc.* 28,471 750,496
DocGo, Inc.
#
,* 74,903 579,000
Fulgent Genetics, Inc.* 22,595 1,350,051
Joint Corp. (The)* 10,773 184,218
National Research Corp. 18,886 715,779
Progyny, Inc.* 68,503 2,091,397
8,994,305
Health Care Technology - 3.5%
Doximity, Inc. - Class A
#
,* 72,667 3,075,267
Hotels, Restaurants & Leisure - 0.5%
ONE Group Hospitality, Inc. (The)* 3,219 27,007
Wingstop, Inc. 2,964 373,998
401,005
Household Durables - 3.5%
Cavco Industries, Inc.* 909 234,331
Century Communities, Inc. 3,265 167,070
Cricut, Inc. - Class A
#
,* 4,315 29,083
Dream Finders Homes, Inc. - Class A
#
,* 3,212 41,756
Green Brick Partners, Inc.* 4,805 128,774
Installed Building Products, Inc. 2,906 294,727
KB Home 8,791 286,938
LGI Homes, Inc.* 2,348 264,855
Lovesac Co. (The)* 1,501 46,771
M/I Homes, Inc.* 2,806 129,104
MDC Holdings, Inc. 7,060 255,925
Meritage Homes Corp.* 3,640 321,412
Sonos, Inc.* 12,687 280,510
Taylor Morrison Home Corp. - Class A* 11,869 340,640
Tri Pointe Homes, Inc.* 10,262 190,052
3,011,948
Insurance - 0.4%
BRP Group, Inc. - Class A* 4,583 126,353
Palomar Holdings, Inc.* 1,953 121,809
Selectquote, Inc.* 12,749 23,458
Stewart Information Services Corp. 2,095 114,492
386,112
Interactive Media & Services - 2.2%
Bumble, Inc. - Class A* 30,026 1,138,586
Cargurus, Inc.* 23,735 576,523
Shutterstock, Inc. 3,595 203,118
1,918,227

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc. - Class A* 3,699 $ 36,879
Revolve Group, Inc.* 4,039 114,384
151,263
IT Services - 4.9%
International Money Express, Inc.* 20,654 496,522
Perficient, Inc.* 18,616 1,964,360
TTEC Holdings, Inc. 25,270 1,849,006
4,309,888
Leisure Products - 0.6%
Acushnet Holdings Corp. 7,165 349,151
Johnson Outdoors, Inc. - Class A 894 60,175
Malibu Boats, Inc. - Class A* 2,034 127,023
536,349
Life Sciences Tools & Services - 2.4%
Maravai LifeSciences Holdings, Inc. - Class A* 81,624 2,129,570
Machinery - 1.6%
Kadant, Inc. 2,350 479,047
Mueller Industries, Inc. 11,451 770,996
Shyft Group, Inc. (The) 7,051 182,903
1,432,946
Marine - 0.9%
Matson, Inc. 8,158 747,844
Media - 0.3%
AdTheorent Holding Co., Inc.
#
,* 19,877 55,854
PubMatic, Inc. - Class A* 9,777 162,201
218,055
Metals & Mining - 2.7%
MP Materials Corp.* 56,832 1,907,850
Olympic Steel, Inc. 3,562 105,899
Ryerson Holding Corp. 12,378 339,157
2,352,906
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AFC Gamma, Inc. 1,585 25,994
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6,809 245,737
271,731
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc.* 6,219 366,610
Personal Products - 0.7%
BellRing Brands, Inc.* 5,025 121,303
Medifast, Inc. 427 71,817
Olaplex Holdings, Inc.* 23,913 411,304
604,424
Pharmaceuticals - 4.5%
Corcept Therapeutics, Inc.* 79,162 2,268,783
Innoviva, Inc.* 51,928 744,647
SIGA Technologies, Inc.
#
53,945 927,315
3,940,745
Professional Services - 2.5%
CRA International, Inc. 1,483 146,832
Heidrick & Struggles International, Inc. 3,967 123,532
Insperity, Inc. 7,709 845,986
TriNet Group, Inc.* 12,530 1,033,725
2,150,075

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Real Estate Management & Development - 0.7%
Douglas Elliman, Inc. 11,621 $ 69,726
eXp World Holdings, Inc.
#
21,304 316,578
Marcus & Millichap, Inc. 5,507 225,346
611,650
Road & Rail - 0.9%
ArcBest Corp. 4,927 436,532
Marten Transport Ltd. 16,549 356,797
793,329
Semiconductors & Semiconductor Equipment - 14.4%
ACM Research, Inc. - Class A* 29,053 490,415
Alpha & Omega Semiconductor Ltd.* 14,542 610,909
Amkor Technology, Inc. 124,394 2,509,027
Axcelis Technologies, Inc.* 17,742 1,247,795
Cohu, Inc.* 26,129 746,767
Diodes, Inc.* 24,310 1,978,105
FormFactor, Inc.* 41,942 1,491,458
Ichor Holdings Ltd.* 15,382 480,841
Onto Innovation, Inc.* 26,625 2,216,531
Ultra Clean Holdings, Inc.* 24,230 814,128
12,585,976
Software - 2.4%
Alarm.com Holdings, Inc.* 26,910 1,904,421
WM Technology, Inc.
#
,* 46,260 157,284
2,061,705
Specialty Retail - 3.5%
Academy Sports & Outdoors, Inc. 8,577 369,068
America's Car-Mart, Inc.* 639 66,181
Asbury Automotive Group, Inc.* 2,195 376,750
Boot Barn Holdings, Inc.* 2,950 183,785
Camping World Holdings, Inc. - Class A
#
4,136 111,838
Citi Trends, Inc.* 861 21,163
Group 1 Automotive, Inc. 1,646 291,210
Hibbett, Inc. 1,286 60,339
Leslie's, Inc.* 18,140 275,003
MarineMax, Inc.* 2,135 87,193
OneWater Marine, Inc. - Class A* 1,401 50,772
Penske Automotive Group, Inc. 7,528 861,881
Shoe Carnival, Inc. 2,775 60,523
Sleep Number Corp.* 2,205 99,357
Sportsman's Warehouse Holdings, Inc.* 4,353 42,921
Zumiez, Inc.* 1,928 50,128
3,008,112
Technology Hardware, Storage & Peripherals - 1.0%
Corsair Gaming, Inc.* 51,255 722,695
Turtle Beach Corp.* 8,853 115,089
837,784
Textiles, Apparel & Luxury Goods - 0.0%
Rocky Brands, Inc. 726 23,871
Thrifts & Mortgage Finance - 1.2%
Bridgewater Bancshares, Inc.* 2,170 37,932
Flagstar Bancorp, Inc. 4,128 170,074
Hingham Institution For Savings The 167 48,432
Merchants Bancorp 3,355 88,773

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
NMI Holdings, Inc. - Class A* 6,675 $ 126,424
PennyMac Financial Services, Inc. 4,222 231,323
Southern Missouri Bancorp, Inc. 722 38,945
Walker & Dunlop, Inc. 2,569 289,372
1,031,275
Trading Companies & Distributors - 1.2%
BlueLinx Holdings, Inc.* 1,943 155,440
Boise Cascade Co. 7,938 561,296
Custom Truck One Source, Inc.* 49,829 308,441
1,025,177
Total Common Stocks (cost $90,333,087) 87,238,012
Investment Companies - 0.1%
Money Market Funds - 0.1%
Invesco Liquid Assets Portfolio, 1.8260%
∞
(cost $49,551) 49,556 49,556
Investments Purchased with Cash Collateral from Securities Lending - 4.6%
Investment Companies - 3.7%
Janus Henderson Cash Collateral Fund LLC, 1.8180%
£,∞
3,248,170 3,248,170
Time Deposits - 0.9%
Royal Bank of Canada, 2.2900%, 8/1/22 $ 812,042 812,042
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $4,060,212) 4,060,212
Total Investments (total cost $94,442,850 ) - 104.7% 91,347,780
Liabilities, net of Cash, Receivables and Other Assets - (4.7%) (4,094,873)
Net Assets - 100.0% $87,252,907
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 91,347,780 100.0%
– –
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/22
Investments Purchased with Cash Collateral from Securities Lending - 4.6%
Investment Companies - 3.7%
Janus Henderson Cash Collateral Fund LLC, 1.8180%
∞
$ 23,277
Δ
$ – $ – $ 3,248,170
Market Value
at 10/31/21 Purchases Sales
Market Value
at 7/31/22
Investments Purchased with Cash Collateral from Securities Lending - 4.6%
Investment Companies - 3.7%
Janus Henderson Cash Collateral Fund LLC, 1.8180%
∞
$ 11,773,593 $ 49,009,278 $ (57,534,701) $ 3,248,170

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

LLC Limited Liability Company
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2022.
∞ Rate shown is the 7-day yield as of July 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 87,238,012 $ — $ —
Investment Companies 49,556 — —
Investments Purchased with Cash Collateral from Securities
Lending — 4,060,212 —
Total Assets $ 87,287,568 $ 4,060,212 $ —

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70327 09-22